Summary of significant accounting policies - Related parties (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Related parties
Number of electric distribution cooperative members	38
Georgia Transmission Corporation
Related parties
Number of electric distribution cooperative members	38
Expenses incurred for transmission services, system operations services and administrative support services | $	$ 40,774	$ 39,677	$ 37,931
Georgia System Operations Corporation
Related parties
Number of electric distribution cooperative members	38
Expenses incurred for transmission services, system operations services and administrative support services | $	$ 27,416	$ 26,936	$ 27,104